Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2019	Sep. 30, 2018
Cash Flows from Operating Activities:
Net loss	$ (666,843)	$ (1,065,542)	$ (7,115,159)	$ (5,774,867)
Adjustments to reconcile net loss to net cash (used), provided by operating activities:
Amortization and depreciation	2,772	68,315	276,276	274,655
Amortization of debt discounts	49,254	65,500	95,257	773,741
Accretion of premium on convertible note	40,810	208,000	595,513	1,588,175
Share-based compensation expense	88,504	150,957	481,583	413,321
Derivative expense		24,112	24,733	23,630
Fee notes issued	69,000	55,500	235,500	72,000
(Gain)/loss on debt extinguishment and liability settlement	(11,113)	14,057
Gain on extinguishment of debt	(146,375)
Default penalty	31,500
Net gain on settlement of accounts payable and accrued expenses			(71,681)	(87,466)
Net debt extinguishment loss on conversion of notes			14,057	239,444
Note issued for expenses			15,000
Intangible impairment			3,420,624
Changes in Operating Assets and Liabilities:
Accounts receivable	202,046	625,007	823,854	(446,491)
Inventory	(120,614)	257,763	414,548	147,951
Prepaid expenses and other current assets	1,047	(1,530)	42,240	87,358
Accounts payable and accrued expenses	730,592	(999,486)	129,006	2,413,381
Settlements payable	(131,724)	220,594	(486,681)	(519,201)
Cash Provided by (Used in) Operating Activities	138,856	(376,753)	(1,105,330)	(794,369)
Cash Flows from Investing Activities:
Purchase of Demonstration drones (PPE)			(15,606)	(25,256)
Cash Used in Investing Activities			(15,606)	(25,256)
Cash Flows from Financing Activities:
Repayments for bank line of credit	(207)		(1,359)	(2,591)
Net proceeds from note payable, related party		400,000	17,000
Repayment of factoring notes	(123,520)
Proceeds from lines of credit - related parties	26,800	19,000	889,595	670
Repayment of loan payable - related party	(29,053)
Proceeds from convertible notes payable			115,000	640,000
Proceeds from note payable				232,500
Proceeds from accounts receivable financing			295,791
Repayments on accounts receivable financing			(33,580)
Repayment of loans and line of credit - related parties			(120,125)	(95,000)
Cash Provided by (Used in) Financing Activities	(125,980)	419,000	1,162,322	775,579
Net Increase in Cash	12,876	42,247	41,386	(44,046)
Cash - beginning of period	149,832	108,446	108,446	152,492
Cash - end of period	162,708	150,693	149,832	108,446
Cash paid for:
Interest	7,082	116,939	186,729	345,152
Taxes
Noncash financing and investing activities:
Issuance of convertible note for settlement of accounts payable		90,000	90,000
Reclassification of convertible note accrued interest to principal		537,643
Reclassification of accrued bonus to settlement payable		112,435
Reclassification of debt premium upon conversion	14,918	30,618
Common stock issued for exercise of warrants/Issuance for debt issuance costs		68,232
Initial derivative liability		78,471
Issuance of common stock for conversion of convertible notes and accrued interest	20,700	245,640
Debt discounts on notes		$ 62,500
Issuance of note payable for debt issuance costs				65,000
Issuance of settlement payable to satisfy accounts payable and accrued expenses			500,000	680,456
Third Party insurance funding				70,000
Conversion of fees and accrued interest to convertible note payable			537,643	2,288,642
Default penalties recorded as debt discount				54,275
Original issue discounts notes			110,840	196,004
Issuance of warrants for financing fees				12,508
Issuance of warrants for default penalties				31,529
Reclassification of warrants to derivative liabilities				261,484
Initial derivative liabilities recorded as debt discount for notes issued			62,500	85,000
Reclassification of derivative liabilities to equity upon conversion			78,471
3(a)(10) debt settlements including related costs			450,939	513,089
Issuance of common stock for convertible notes, accrued interest			470,476	1,787,479
Issuance of common stock upon cashless exercise of warrants			138,430
Issuance of common stock for past due vendor fees				15,000
Issuance of common stock for future services				$ 307,400